Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 24,453	¥ 23,245
Interest cost on projected benefit obligation	6,232	8,380
Expected return on plan assets	(30,126)	(29,892)
Amortization of net actuarial loss	8,870	3,263
Amortization of prior service cost	(3,784)	(3,822)
Gain on settlements and curtailment	(445)	(644)
Net periodic benefit cost	5,200	530
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	6,701	7,538
Interest cost on projected benefit obligation	8,027	9,011
Expected return on plan assets	(15,075)	(15,145)
Amortization of net actuarial loss	9,788	6,358
Amortization of prior service cost	(1,063)	(1,144)
Net periodic benefit cost	8,378	6,618
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	548	590
Interest cost on projected benefit obligation	717	841
Expected return on plan assets	(1,066)	(1,163)
Amortization of net actuarial loss	669	503
Amortization of prior service cost	(427)	(459)
Net periodic benefit cost	¥ 441	¥ 312